Subsequent Event	6 Months Ended
Jun. 30, 2015
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 14 — SUBSEQUENT EVENT

The Company’s management reviewed material events through September 28, 2015.

On July 10, 2015 the Company received a capital increase commitment on $1.000.000 from a shareholder of the Company. The commitment expires on July 10, 2016.

On July 10, 2015 the Company received a capital increase commitment on $1.000.000 from an individual. The commitment expires on July 10, 2016.